RELATED PARTIES - Additional Information (Details) - USD ($)		12 Months Ended
	Aug. 11, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 14, 2021	Jun. 18, 2021	Feb. 22, 2021	Oct. 20, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party		$ 371,767
Due to Related Parties		2,040,211	$ 373,517	$ 0
Advances from Related Parties
Related Party Transaction [Line Items]
Offering costs and other expenses		2,040,211	373,517	0
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses per month		16,667
Expenses incurred		$ 200,650	46,669	$ 0
Threshold period for which expenses are paid		27 months
Sponsor | Note
Related Party Transaction [Line Items]
Expenses incurred	$ 750,000
Interest rate per annum	0.17%
Sponsor | October Note
Related Party Transaction [Line Items]
Loan conversion agreement warrant								$ 1,500,000
Exercise price of warrant								$ 1.50
Principle amount of promissory note								$ 1,500,000
Interest rate per annum								0.14%
Amount borrowed								$ 1,500,000
Outstanding balance		$ 1,500,000
Outstanding interest		2,514	$ 414
Sponsor | February Note
Related Party Transaction [Line Items]
Principle amount of promissory note							$ 800,000
Interest rate per annum							0.12%
Amount borrowed							$ 800,000
Outstanding balance		800,000
Outstanding interest		821
Sponsor | June Note
Related Party Transaction [Line Items]
Principle amount of promissory note						$ 2,000,000
Interest rate per annum						0.13%
Amount borrowed						$ 2,000,000
Outstanding balance		2,000,000
Outstanding interest		1,375
Sponsor | September Note
Related Party Transaction [Line Items]
Principle amount of promissory note					$ 1,500,000
Interest rate per annum					0.17%
Amount borrowed					$ 1,500,000
Outstanding balance		1,500,000
Outstanding interest		$ 755